Long-Term Investments, Net (Details) - Schedule of Cumulative Unrealized Gains and Losses - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cumulative Unrealized Gains and Losses [Abstract]
Downward adjustments (including impairment)		$ (37,347,329)	$ (27,254,600)
Upward adjustments		6,209,357	6,209,357
Total	$ (31,175,650)	$ (31,137,972)	$ (21,045,243)